Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill arising on business acquired	$ 4,147.8	$ 2,474.9
Goodwill [Roll Forward]
As at January 1,	2,474.9	624.6
Acquisition	1,700.1	1,890.5
Foreign currency translation	(27.2)	(40.2)
As at December 31,	$ 4,147.8	$ 2,474.9